                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145

                           --------------------------

                         STREETTRACKS INDEX SHARES FUNDS

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN CENTER
                           BOSTON, MASSACHUSETTS 02110

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                Copy to:

James E. Ross                                Scott M. Zoltowski, Esq.
President                                    Vice President and Counsel
SSgA Funds Management Inc.                   State Street Bank and Trust Company
State Street Financial Center                One Lincoln Street
One Lincoln Street                           Boston, MA 02110
Boston, MA 02111

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

STREETTRACKS DOW JONES STOXX 50 FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.4%
FINLAND -- 2.2%
TECHNOLOGY -- 2.2%
Nokia Oyj..............................   36,811   $   751,211
                                                   -----------
FRANCE -- 13.2%
BANKS -- 3.7%
BNP Paribas SA.........................    7,841       750,438
Societe Generale.......................    3,655       537,449
                                                   -----------
                                                     1,287,887
                                                   -----------
CHEMICALS -- 0.1%
Arkema *...............................      528        20,598
                                                   -----------
INSURANCE -- 1.6%
AXA....................................   16,018       525,553
AXA SA *(a)............................   16,183        13,657
                                                   -----------
                                                       539,210
                                                   -----------
OIL & GAS -- 4.0%
Total SA...............................   20,995     1,381,188
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 0.6%
L'Oreal SA.............................    2,256       213,030
                                                   -----------
RETAIL -- 0.9%
Carrefour SA...........................    5,552       325,421
                                                   -----------
TELECOMMUNICATIONS -- 1.0%
France Telecom SA......................   15,780       339,177
                                                   -----------
UTILITIES -- 1.3%
Suez SA................................   10,588       439,996
                                                   -----------
TOTAL FRANCE...........................              4,546,507
                                                   -----------
GERMANY -- 11.9%
AUTOMOBILES & PARTS -- 1.2%
DaimlerChrysler AG.....................    8,493       419,505
                                                   -----------
BANKS -- 1.5%
Deutsche Bank AG.......................    4,686       527,274
                                                   -----------
CHEMICALS -- 1.1%
BASF AG................................    4,626       371,346
                                                   -----------
INDUSTRIAL GOODS & SERVICES -- 1.9%
Siemens AG.............................    7,524       654,487
                                                   -----------
INSURANCE -- 1.7%
Allianz AG.............................    3,650       576,477
                                                   -----------
TECHNOLOGY -- 1.2%
SAP AG.................................    1,979       417,524
                                                   -----------
TELECOMMUNICATIONS -- 1.2%
Deutsche Telekom AG....................   25,301       406,977
                                                   -----------
UTILITIES -- 2.1%
E.ON AG................................    6,222       716,177
                                                   -----------
TOTAL GERMANY..........................              4,089,767
                                                   -----------
ITALY -- 3.8%
INSURANCE -- 1.1%
Assicurazioni Generali SpA.............    9,901       360,554
                                                   -----------
OIL & GAS -- 1.9%
Eni SpA................................   22,411       659,944
                                                   -----------
TELECOMMUNICATIONS -- 0.8%
Telecom Italia SpA.....................   98,484       274,205
                                                   -----------
TOTAL ITALY............................              1,294,703
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
NETHERLANDS -- 6.5%
BANKS -- 2.5%
ABN AMRO Holding NV....................   17,162   $   469,386
Fortis.................................   11,689       398,614
                                                   -----------
                                                       868,000
                                                   -----------
FOOD & BEVERAGES -- 1.0%
Unilever NV............................   15,399       349,102
                                                   -----------
INSURANCE -- 2.0%
ING Groep NV...........................   17,415       684,286
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 1.0%
Koninklijke (Royal) Philips Electronics
  NV...................................   10,816       337,864
                                                   -----------
TOTAL NETHERLANDS......................              2,239,252
                                                   -----------
SPAIN -- 6.1%
BANKS -- 4.2%
Banco Bilbao Vizcaya Argentaria SA.....   30,486       626,813
Banco Santander Central Hispano SA.....   56,248       821,343
                                                   -----------
                                                     1,448,156
                                                   -----------
TELECOMMUNICATIONS -- 1.9%
Telefonica SA..........................   39,381       655,616
                                                   -----------
TOTAL SPAIN............................              2,103,772
                                                   -----------
SWEDEN -- 1.3%
TECHNOLOGY -- 1.3%
Telefonaktiebolaget LM Ericsson
  (Class B)............................  133,603       441,421
                                                   -----------
SWITZERLAND -- 14.1%
BANKS -- 4.4%
Credit Suisse Group....................    9,941       555,073
UBS AG.................................    8,856       968,738
                                                   -----------
                                                     1,523,811
                                                   -----------
FOOD & BEVERAGES -- 3.3%
Nestle SA..............................    3,630     1,137,894
                                                   -----------
HEALTH CARE -- 6.4%
Novartis AG............................   21,015     1,135,667
Roche Holding AG.......................    6,320     1,042,671
                                                   -----------
                                                     2,178,338
                                                   -----------
TOTAL SWITZERLAND......................              4,840,043
                                                   -----------
UNITED KINGDOM -- 40.3%
BANKS -- 13.1%
Barclays PLC...........................   58,361       663,301
HBOS PLC...............................   34,169       594,054
HSBC Holdings PLC......................  103,288     1,817,711
Lloyds TSB Group PLC...................   50,355       495,008
Royal Bank of Scotland Group PLC.......   28,739       945,082
                                                   -----------
                                                     4,515,156
                                                   -----------
BASIC RESOURCES -- 3.1%
Anglo American Capital PLC.............   13,736       563,492
Rio Tinto PLC..........................    9,637       509,592
                                                   -----------
                                                     1,073,084
                                                   -----------
FOOD & BEVERAGES -- 1.2%
Diageo PLC.............................   25,205       423,990
                                                   -----------

STREETTRACKS DOW JONES STOXX 50 FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HEALTH CARE -- 6.9%
AstraZeneca PLC........................   14,096   $   850,966
GlaxoSmithKline PLC....................   53,831     1,504,399
                                                   -----------
                                                     2,355,365
                                                   -----------
INSURANCE -- 0.8%
Aviva PLC..............................   20,304       287,470
                                                   -----------
OIL & GAS -- 9.5%
BP PLC.................................  180,496     2,104,839
Royal Dutch Shell PLC (Class A)........   34,525     1,161,023
                                                   -----------
                                                     3,265,862
                                                   -----------
RETAIL -- 1.3%
Tesco PLC..............................   71,603       442,328
                                                   -----------
TELECOMMUNICATIONS -- 4.4%
BT Group PLC...........................   77,549       343,158
Vodafone Group PLC.....................  541,175     1,153,572
                                                   -----------
                                                     1,496,730
                                                   -----------
TOTAL UNITED KINGDOM...................             13,859,985
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $25,047,787)...................             34,166,661
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $13,355)..................   13,355   $    13,355
                                                   -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $25,061,142)...................             34,180,016
OTHER ASSETS AND LIABILITIES -- 0.6%...                194,612
                                                   -----------
NET ASSETS -- 100.0%...................            $34,374,628
                                                   ===========

  * Non-income producing security
(a) Rights
(b) Amount represents less than 0.05% of net assets.

STREETTRACKS DOW JONES EURO STOXX 50 FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.1%
FINLAND -- 3.5%
TECHNOLOGY -- 3.5%
Nokia Oyj...........................    356,913   $  7,283,613
                                                  ------------
FRANCE -- 34.7%
AUTOMOBILES & PARTS -- 0.9%
Renault SA..........................     17,269      1,854,804
                                                  ------------
BANKS -- 7.0%
BNP Paribas SA......................     76,037      7,277,268
Credit Agricole SA..................     59,076      2,247,241
Societe Generale....................     35,440      5,211,265
                                                  ------------
                                                    14,735,774
                                                  ------------
CHEMICALS -- 1.0%
Arkema *............................      4,319        168,491
L'Air Liquide SA....................     10,449      2,034,821
                                                  ------------
                                                     2,203,312
                                                  ------------
CONSTRUCTION MATERIALS -- 1.8%
Compagnie de Saint-Gobain (a).......     30,046      2,147,584
Lafarge SA..........................     13,867      1,740,301
                                                  ------------
                                                     3,887,885
                                                  ------------
FOOD & BEVERAGES -- 1.3%
Groupe Danone.......................     21,329      2,709,505
                                                  ------------
HEALTH CARE -- 4.2%
Sanofi-Aventis......................     90,023      8,782,732
                                                  ------------
INSURANCE -- 2.5%
AXA.................................    155,367      5,097,615
AXA SA *(b).........................    132,319        111,665
                                                  ------------
                                                     5,209,280
                                                  ------------
MEDIA -- 1.7%
Vivendi Universal SA................    100,522      3,521,789
                                                  ------------
OIL & GAS -- 6.4%
Total SA............................    203,562     13,391,637
                                                  ------------
PERSONAL & HOUSEHOLD GOODS -- 2.0%
L'Oreal SA..........................     21,625      2,042,012
LVMH Moet Hennessy Louis Vuitton SA
  (a)...............................     22,377      2,220,318
                                                  ------------
                                                     4,262,330
                                                  ------------
RETAIL -- 1.5%
Carrefour SA........................     53,412      3,130,654
                                                  ------------
TECHNOLOGY -- 0.8%
Alcatel SA *(a).....................    125,388      1,590,447
                                                  ------------
TELECOMMUNICATIONS -- 1.6%
France Telecom SA...................    153,097      3,290,683
                                                  ------------
UTILITIES -- 2.0%
Suez SA.............................    102,709      4,268,187
                                                  ------------
TOTAL FRANCE........................                72,839,019
                                                  ------------
GERMANY -- 23.1%
AUTOMOBILES & PARTS -- 2.0%
DaimlerChrysler AG..................     82,392      4,069,690
                                                  ------------
BANKS -- 2.4%
Deutsche Bank AG....................     45,120      5,076,956
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
CHEMICALS -- 3.1%
BASF AG.............................     44,883   $  3,602,921
Bayer AG............................     63,607      2,923,039
                                                  ------------
                                                     6,525,960
                                                  ------------
INDUSTRIAL GOODS & SERVICES -- 3.0%
Siemens AG..........................     72,956      6,346,190
                                                  ------------
INSURANCE -- 3.9%
Allianz AG..........................     35,398      5,590,718
Muenchener Rueckversicherungs-
  Gesellschaft AG...................     18,107      2,472,920
                                                  ------------
                                                     8,063,638
                                                  ------------
TECHNOLOGY -- 1.9%
SAP AG..............................     19,192      4,049,075
                                                  ------------
TELECOMMUNICATIONS -- 1.9%
Deutsche Telekom AG.................    245,443      3,948,052
                                                  ------------
UTILITIES -- 4.9%
E.ON AG.............................     60,342      6,945,608
RWE AG..............................     40,892      3,401,240
                                                  ------------
                                                    10,346,848
                                                  ------------
TOTAL GERMANY.......................                48,426,409
                                                  ------------
IRELAND -- 0.9%
BANKS -- 0.9%
Allied Irish Banks PLC..............     81,375      1,951,980
                                                  ------------
ITALY -- 11.7%
BANKS -- 4.2%
SanPaolo IMI SpA....................     95,076      1,681,298
UniCredito Italiano SpA.............    907,637      7,102,565
                                                  ------------
                                                     8,783,863
                                                  ------------
INSURANCE -- 1.7%
Assicurazioni Generali SpA (a)......     96,053      3,497,861
                                                  ------------
OIL & GAS -- 3.0%
Eni SpA.............................    217,344      6,400,195
                                                  ------------
TELECOMMUNICATIONS -- 1.3%
Telecom Italia SpA..................    955,724      2,660,984
                                                  ------------
UTILITIES -- 1.5%
Enel SpA............................    364,190      3,138,625
                                                  ------------
TOTAL ITALY.........................                24,481,528
                                                  ------------
NETHERLANDS -- 11.9%
BANKS -- 4.0%
ABN AMRO Holding NV.................    166,476      4,553,172
Fortis..............................    113,393      3,866,881
                                                  ------------
                                                     8,420,053
                                                  ------------
FOOD & BEVERAGES -- 1.6%
Unilever NV.........................    149,408      3,387,148
                                                  ------------
INSURANCE -- 4.2%
Aegon NV............................    124,211      2,123,455
ING Groep NV........................    168,891      6,636,218
                                                  ------------
                                                     8,759,673
                                                  ------------

STREETTRACKS DOW JONES EURO STOXX 50 FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
PERSONAL & HOUSEHOLD GOODS -- 1.5%
Koninklijke (Royal) Philips
  Electronics NV....................    104,065   $  3,250,721
                                                  ------------
RETAIL -- 0.6%
Koninklijke Ahold NV *..............    135,109      1,173,021
                                                  ------------
TOTAL NETHERLANDS...................                24,990,616
                                                  ------------
SPAIN -- 13.3%
BANKS -- 6.7%
Banco Bilbao Vizcaya Argentaria
  SA................................    295,664      6,079,055
Banco Santander Central Hispano
  SA................................    545,464      7,964,964
                                                  ------------
                                                    14,044,019
                                                  ------------
OIL & GAS -- 1.2%
Repsol YPF SA.......................     84,816      2,428,195
                                                  ------------
TELECOMMUNICATIONS -- 3.0%
Telefonica SA.......................    381,924      6,358,278
                                                  ------------
UTILITIES -- 2.4%
Endesa SA (a).......................     78,110      2,715,610
Iberdrola SA........................     70,288      2,420,300
                                                  ------------
                                                     5,135,910
                                                  ------------
TOTAL SPAIN.........................                27,966,402
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $198,285,683)...............               207,939,567
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
SHORT TERM INVESTMENTS -- 2.6%
UNITED STATES -- 2.6%
MONEY MARKET FUND -- 2.6%
AIM Short Term Investment Class
  Prime Fund........................     30,934   $     30,934
UBS Private Money Market Fund, LLC
  (c)...............................  5,481,120      5,481,120
                                                  ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $5,512,054).................                 5,512,054
                                                  ------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $203,797,737)...............               213,451,621
                                                  ------------
OTHER ASSETS AND
  LIABILITIES -- (1.7)%.............                (3,639,571)
                                                  ------------
NET ASSETS -- 100.0%................              $209,812,050
                                                  ============

  * Non-income producing security
(a) Security, or portion thereof, was on loan at June 30, 2006
(b) Rights
(c) Investments of cash collateral for securities loaned

STREETTRACKS INDEX SHARES FUNDS
NOTES JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES:

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the securities' last price on the market where it is primarily traded when available. If a security's market price is not readily available, the security is valued at its fair value, as determined under procedures established by the Board of Trustees. The procedures require the Trust's Pricing and Investment Committee to determine a security's fair value if a market price is not readily available. In these cases, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares. Consistent with the manner which the Funds' underlying Indexes are valued; portfolio securities are not generally fair valued solely on the basis of movements in the U.S. markets subsequent to the close of trading on the relevant foreign market.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                   $ 25,061,142    $ 9,292,089      $  173,215       $9,118,874
streetTRACKS Dow Jones EURO STOXX 50 Fund               203,797,737     12,506,408       2,852,524        9,653,884

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Index Shares Funds

By:      /s/ James E. Ross
         ---------------------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ---------------------------
         Gary L. French
         Treasurer

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ James E. Ross
         ---------------------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ---------------------------
         Gary L. French
         Treasurer

Date: August 24, 2006